Voya Law Department

J. Neil McMurdie

Senior Counsel

(860) 580-2824

Fax:  (860) 580-4897

Neil.mcmurdie@voya.com

December 11, 2014

EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Filing Desk

Re:	Voya Insurance and Annuity Company and its Separate Account B
Pre-Effective Amendment No. 2 to Registration Statement on Form S-3
Prospectus Title: Voya PotentialPLUS Annuity
File Nos. 333-196392

Ladies and Gentlemen:

On behalf of Voya Insurance and Annuity Company (the "Company") we are submitting for filing the above-referenced Pre-Effective Amendment No. 2 to a Registration Statement on Form S-3 with respect to the flexible premium deferred combination variable, indexed and fixed annuity contracts (the "Contracts") offered by the Company through the Account.  The offering of the Contracts will be made on a continuous basis pursuant to Rule 415 of the Securities Act of 1933.  A filing fee in the amount of $11,620.00was wired to the SEC Lockbox on 11/20/2014.

This filing updates company information, including financials, which financials are incorporated by reference, for a continuous offering under Rule 415 of the 1933 Act.  The changes do not involve any substantive changes with regard to the securities offering.

The Registration Statement relates only to the index-linked variable annuity portion of the Contracts.  A separate registration statement pertaining to the variable portion of the Contracts was filed on Form N-4 by Separate Account B of the Company, File No. 333-196391 (as filed on December 11, 2014).  Both registration statements will contain an identical prospectus and accordingly, we respectfully request selective review of the Registration Statement.

The purpose of this filing is to respond to the following comment received from you over the telephone yesterday, December 10, 2014, in connection with the Pre-Effective Amendment to the above-referenced filing that was filed on November 24, 2014.

Comment:

With respect to the disclosures in the “Rate Threshold for Indexed Segments” subsection on page 17 of the prospectuses, please clarify if the Company can change a Rate Threshold after a Contract Owner has selected a Rate Threshold for a Segment Term.  If so, please explain in the prospectuses what notice will be given for any such change.

Response:

Rate Thresholds are set by the Contract Owner with respect to allocations to an Indexed Segment.  Once a Rate Threshold has been set by the Contract Owner, the rate Threshold will remain in effect with respect to that Indexed Segment until changed by the Contract Owner.  The Company cannot change a Rate Threshold once it has been set by the Contract Owner.  To make this clearer in the prospectus, we have added the following sentence to the “Rate Threshold for Indexed Segments” subsection:

Windsor Site One Orange Way, C2N Windsor, CT 06095	Voya Services Company

A Rate Threshold will remain in effect with respect to an Indexed Segment until changed by you.

Please note that we have "marked" the differences between the prospectus in this Pre-Effective Amendment No. 2 against the prospectus in the November 21, 2014, Pre-Effective Amendment.  The only differences relate to the new sentence noted above and changes to the “Right to Examine and Return the Contract” subsection to reflect state specific contractual requirements resulting from new state contract approvals.

 I hereby represent that this filing contains all financial statements, exhibits and other information necessary for this Pre-Effective Amendment No. 2 to be complete and eligible to be declared effective on December 12, 2014.  An acceleration request letter from the company and Directed Services LLC, the principal underwriter, accompanies this filing.

Please call or email me with questions or comments.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

Senior Counsel

Windsor Site One Orange Way, C2N Windsor, CT 06095	Voya Services Company